FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Capital Structure
The capital structure of our company consists of debt, offset by cash and cash equivalents, exchangeable and class B shares, loans payable to Brookfield Infrastructure and share capital comprised of issued capital and accumulated gains.

US$ MILLIONS	2025	2024
Non-recourse borrowings	$13,169	$12,178
Cash and cash equivalents	(431)	(674)
Net debt	12,738	11,504
Shares classified as financial liability	5,129	4,644
Loans payable to Brookfield Infrastructure	100	102
Total equity	2,005	2,222
Total capital and net debt	$19,972	$18,472
Net debt to capitalization ratio	64%	62%

Schedule of Maturity Analysis for Financial Liabilities	The tables include both interest and principal cash flows:

	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
December 31, 2025
US$ MILLIONS
Accounts payable and other liabilities	$887	$10	$12	$12	$921
Non-recourse borrowings	1,303	674	5,917	5,633	13,527
Financial liabilities	17	5	1	—	23
Shares classified as financial liability	5,129	—	—	—	5,129
Loans payable to Brookfield Infrastructure	100	—	—	—	100
Interest Expense:
Non-recourse borrowings	956	851	1,833	1,310	4,950

	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
December 31, 2024
US$ MILLIONS
Accounts payable and other liabilities	$697	$5	$13	$7	$722
Non-recourse borrowings	781	1,321	4,719	5,814	12,635
Financial liabilities	32	1	—	—	33
Shares classified as financial liability	4,644	—	—	—	4,644
Loans payable to Brookfield Infrastructure	102	—	—	—	102
Interest Expense:
Non-recourse borrowings	900	834	1,852	1,273	4,859

Schedule of Sensitivity Analysis for Interest Rate and Foreign Exchange Risk	Such parallel shift in the yield curve by 50 basis points would have had the following impact, assuming all other variables were held constant:

	2025
US$ MILLIONS	50 bp decrease	50 bp increase
Net income (loss) to the partnership(1)	$5	$(5)
Other comprehensive income to the partnership(1)	—	—

(1)Net income and other comprehensive income are attributable to the partnership subsequent to the Arrangement as a result of the partnership holding all of the class B shares issued by our company. Please refer to Note 3(b), Material Accounting Policy Information, for further details.
The following tables detail our company’s sensitivity to a 10% increase and decrease in the U.S. dollar against the relevant foreign currencies, with all other variables held constant as at reporting date. 10% is the sensitivity rate used when reporting foreign currency risk internally. The sensitivity analysis is performed as follows:
•Outstanding foreign currency denominated monetary items (excluding foreign exchange derivative contracts) are adjusted at period end for a 10% change in foreign currency rates from the rate at which they are translated;
•Foreign currency derivative contracts are measured as the change in fair value of the derivative as a result of a 10% change in the spot currency rate; and
•The impact on net income results from performing a sensitivity of a 10% change in foreign exchange rates applied to the profit or loss contribution from foreign operations (after considering the impact of foreign exchange derivative contracts).

	Impact on Net Income to the Partnership
	2025		2024		2023
US$ MILLIONS	-10%	10%	-10%	10%	-10%	10%
USD/GBP	$(12)	$12	$(8)	$8	$(8)	$8
USD/BRL	(12)	12	(14)	14	(20)	20

	Impact on Parent Equity
	2025		2024		2023
US$ MILLIONS	-10%	10%	-10%	10%	-10%	10%
USD/GBP	$(182)	$182	$(150)	$150	$(142)	$142
USD/BRL	36	(36)	31	(31)	(15)	15
USD/EUR	(1)	1	—	—	(1)	1

Schedule of Foreign Currency Exposure
The tables below set out our company’s currency exposure at December 31, 2025, 2024 and 2023:

2025
US$ MILLIONS	USD	GBP	BRL	EUR & Others	Total
Assets:
Current assets	$370	$331	$652	$15	$1,368
Non-current assets	10,872	7,046	3,157	4	21,079
	$11,242	$7,377	$3,809	$19	$22,447
Liabilities:
Current liabilities	$1,065	$611	$707	$6	$2,389
Non-current liabilities	5,899	4,503	3,950	—	14,352
	$6,964	$5,114	$4,657	$6	$16,741
Non-controlling interest	3,335	449	(489)	9	3,304
Net investment attributable to Brookfield Infrastructure	$943	$1,814	$(359)	$4	$2,402

2024
US$ MILLIONS	USD	GBP	BRL	EUR & Others	Total
Assets:
Current assets	$2,325	$273	$871	$13	$3,482
Non-current assets	10,002	5,882	2,936	3	18,823
	$12,327	$6,155	$3,807	$16	$22,305
Liabilities:
Current liabilities	$1,563	$561	$745	$2	$2,871
Non-current liabilities	6,213	3,725	3,779	—	13,717
	$7,776	$4,286	$4,524	$2	$16,588
Non-controlling interest	3,496	372	(402)	9	3,475
Net investment attributable to Brookfield Infrastructure	$1,055	$1,497	$(315)	$5	$2,242

2023
US$ MILLIONS	USD	GBP	BRL	EUR & Others	Total
Assets:
Current assets	$419	$318	$747	$10	$1,494
Non-current assets	11,947	5,580	3,576	2	21,105
	$12,366	$5,898	$4,323	$12	$22,599
Liabilities:
Current liabilities	$982	$387	$549	$2	$1,920
Non-current liabilities	6,639	3,744	3,099	—	13,482
	$7,621	$4,131	$3,648	$2	$15,402
Non-controlling interest	3,586	348	526	7	4,467
Net investment attributable to Brookfield Infrastructure	$1,159	$1,419	$149	$3	$2,730